iShares®
iShares, Inc.
iShares Trust
iShares U.S. ETF Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”), each dated March 1, 2022, for each of the iShares J.P. Morgan EM Corporate Bond ETF (CEMB), iShares J.P. Morgan EM Local Currency Bond ETF (LEMB), iShares Interest Rate Hedged Emerging Markets Bond ETF (EMBH) and iShares J.P. Morgan USD Emerging Markets Bond ETF (EMB)
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
The section of the Prospectus entitled “Risk of Investing in Russia” in the section entitled “A Further Discussion of Principal Risks” for each Fund is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, in addition to those described under “Risk of Investing in Emerging Markets” and “Non‑U.S. Issuers Risk,” that are not typically associated with investing in U.S. securities, including:

∎	The risk of delays in settling portfolio transactions and the risk of loss arising out of the system of share registration and custody used in Russia;

∎
Risks in connection with the maintenance of the Fund’s portfolio securities and cash with foreign sub‑custodians and securities depositories, including the risk that appropriate sub‑custody arrangements will not be available to the Fund;

∎
The risk that the Fund’s ownership rights in portfolio securities could be lost through fraud or negligence because ownership in shares of Russian companies is recorded by the companies themselves and by registrars, rather than by a central registration system;

∎
The risk that the Fund may not be able to pursue claims on behalf of its shareholders because of the system of share registration and custody, and because Russian banking institutions and registrars are not guaranteed by the Russian government; and

∎	The risk that various responses by other nation-states to alleged Russian cyber activity will impact Russia’s economy and Russian issuers of securities in which the Fund invests.
Russia Sanctions. Governments in the U.S. and many other countries (collectively, the “Sanctioning Bodies”) have imposed economic sanctions on certain Russian individuals, including politicians, and

Russian corporate and banking entities. The Sanctioning Bodies, or others, could also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of the Fund to buy, sell, receive or deliver those securities and/or assets. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.
The sanctions against certain Russian issuers include prohibitions on transacting in or dealing in issuances of debt or equity of such issuers. Compliance with each of these sanctions may impair the ability of the Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. If it becomes impracticable or unlawful for the Fund to hold securities subject to, or otherwise affected by, sanctions (collectively, “affected securities”), or if deemed appropriate by BFA, the Fund may prohibit in‑kind deposits of the affected securities in connection with creation transactions and instead require a cash deposit, which may also increase the Fund’s transaction costs. The Fund may also be legally required to freeze assets in a blocked account.
Also, if an affected security is included in the Fund’s Underlying Index, the Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or augmenting its representative sampling strategy to seek to track the investment results of its Underlying Index. The use of (or increased use of) a representative sampling strategy may increase the Fund’s tracking error risk. If the affected securities constitute a significant percentage of the Underlying Index, the Fund may not be able to effectively implement a representative sampling strategy, which may result in significant tracking error between the Fund’s performance and the performance of its Underlying Index.
Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by the Fund. In the event of such a freeze of any Fund assets, including depositary receipts, the Fund may need to liquidate non‑restricted assets in order to satisfy any Fund redemption orders. The liquidation of Fund assets during this time may also result in the Fund receiving substantially lower prices for its securities.

These sanctions may also lead to changes in the Fund’s Underlying Index. The Fund’s Index Provider may remove securities from the Underlying Index or implement caps on the securities of certain issuers that have been subject to recent economic sanctions. In such an event, it is expected that the Fund will rebalance its portfolio to bring it in line with the Underlying Index as a result of any such changes, which may result in transaction costs and increased tracking error. These sanctions, the volatility that may result in the trading markets for Russian securities and the possibility that Russia may impose investment or currency controls on investors may cause the Fund to invest in, or increase the Fund’s investments in, depositary receipts that represent the securities of the Underlying Index. These investments may result in increased transaction costs and increased tracking error.
Russian invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Russian government or Russian companies, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
The section entitled “Risk of Investing in Russia” in the SAI for each Fund is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in the Russian securities market involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities market, and should be considered highly speculative. Risks include: the absence of developed legal structures governing private and foreign investments and private property; the possibility of the loss of all or a substantial portion of a

Fund’s assets invested in Russia as a result of expropriation; certain national policies which may restrict the Fund’s investment opportunities, including, without limitation, restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and potentially greater price volatility in, significantly smaller capitalization of, and relative illiquidity of, the Russian market. There can also be no assurance that a Fund’s investments in the Russian securities market would not be expropriated, nationalized or otherwise confiscated. In the event of the settlement of any such claims or such expropriation, nationalization or other confiscation, a Fund could lose its entire investment. In addition, it may be difficult and more costly to obtain and enforce a judgment in the Russian court system.
Russia may also be subject to a greater degree of economic, political and social instability than is the case in other developed countries. Such instability may result from, among other things, the following: (i) an authoritarian government or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations, including armed conflict, with neighboring countries; and (v) ethnic, religious and racial disaffection.
The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products and oil and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Any acts of terrorism or armed conflicts in Russia or internationally could have an adverse effect on the financial and commodities markets and the global economy. As Russia produces and exports large amounts of crude oil and gas, any acts of terrorism or armed conflict causing disruptions of Russian oil and gas exports could negatively affect the Russian economy and, thus, adversely affect the financial condition, results of operations or prospects of related companies. Current and future economic sanctions may also adversely affect the Russian oil, banking, mining, metals, rail, pipeline and gas sectors, among other sectors.
The Russian government may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in Russia, which could have a negative impact on private sector companies. There is also the possibility of diplomatic developments that could adversely affect investments in Russia. In recent years, the Russian government has begun to take bolder steps to re‑assert its regional geopolitical influence (including military steps) and launched a large-scale invasion of Ukraine on February 24, 2022. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Such steps have increased tensions between Russia and its neighbors and Western countries and may negatively affect economic growth. Actual and threatened responses by other nation-states to Russia’s alleged cyber activity may have an adverse impact on the Russian economy and the Russian issuers of securities in which a Fund invests. For example, the U.S. has added certain foreign technology companies to the U.S. Department of Commerce’s Bureau of Industry and Security’s “Entity List,” which is a list of companies believed to pose a national security risk to the U.S. Actions like these may have unanticipated and disruptive effects on the Russian economy.
Russia Sanctions. Governments in the U.S. and many other countries (collectively, the “Sanctioning Bodies”) have imposed economic sanctions on certain Russian individuals, including politicians, and Russian corporate and banking entities. The Sanctioning Bodies, or others, could also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a Fund to buy, sell, receive or deliver those securities and/or assets. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.
The sanctions against certain Russian issuers include prohibitions on transacting in or dealing in issuances of debt or equity of such issuers. Compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. If it becomes impracticable or unlawful for a Fund to hold securities subject to, or otherwise affected by, sanctions (collectively, “affected securities”), or if deemed appropriate by BFA, a Fund may prohibit in‑kind deposits of the affected securities in connection with creation transactions and instead require a cash deposit, which may also increase a Fund’s transaction costs. A Fund may also be legally required to freeze assets in a blocked account.
Also, if an affected security is included in a Fund’s Underlying Index, a Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or augmenting its representative sampling strategy to seek to track the investment results of its Underlying Index. The use of (or increased use of) a representative sampling strategy may increase a Fund’s tracking error risk. If the affected securities constitute a significant percentage of the Underlying Index, a Fund may not be able to effectively implement a representative sampling strategy, which may result in significant tracking error between a Fund’s performance and the performance of its Underlying Index.
Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund. In the event of such a freeze of any Fund assets, including depositary receipts, a Fund may need to liquidate non‑restricted assets in order to satisfy any Fund redemption orders. The liquidation of Fund assets during this time may also result in a Fund receiving substantially lower prices for its securities.
These sanctions may also lead to changes in a Fund’s Underlying Index. A Fund’s index provider may remove securities from its Underlying Index or implement caps on the securities of certain issuers that have been subject to recent economic sanctions. In such an event, it is expected that a Fund will rebalance its portfolio to bring it in line with its Underlying Index as a result of any such changes, which may result in transaction costs and increased tracking error. These sanctions, the volatility that may result in the trading markets for Russian securities and the possibility that Russia may impose investment or currency controls on investors may cause a Fund to invest in, or increase a Fund’s investments in, depositary receipts that represent the securities of its Underlying Index. These investments may result in increased transaction costs and increased tracking error.
Russian invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Russian government or Russian companies, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy.
The section entitled “Eastern European Economic Risk” in the Prospectus for each Fund is hereby deleted in its entirety and replaced with the following:
Eastern European Economic Risk. An investment in issuers located or operating in Eastern Europe may subject the Fund to legal, regulatory, political, currency, security and economic risks specific to Eastern Europe. Economies of certain Eastern European countries rely heavily on the export of commodities, including oil, gas, and certain metals. As a result, such economies may be impacted by international commodity prices and are particularly vulnerable to global demand for these products. Geopolitical events including armed conflict or war, acts of terrorism, and other instability in certain Eastern European countries may cause uncertainty in their financial markets and adversely affect the performance of the issuers to which the Fund has exposure. The securities markets in some Eastern European countries are substantially smaller and less developed, with less government supervision and regulation of stock exchanges, and may be less liquid and more volatile than securities markets in the U.S. or Western European countries. In addition, investing in securities of issuers located or operating in Eastern Europe may involve:

∎	The risk of delays in settling portfolio transactions and the risk of loss arising out of the system of share registration and custody used in certain Eastern European countries;

∎
Risks in connection with the maintenance of the Fund’s portfolio securities and cash with foreign sub‑custodians and securities depositories, including the risk that appropriate sub‑custody arrangements will not be available to the Fund;

∎
The risk that the Fund’s ownership rights in portfolio securities could be lost through fraud or negligence as a result of the fact that ownership in shares of certain Eastern European companies is recorded by the companies themselves and by registrars, rather than a central registration system;

∎
The risk that the Fund may not be able to pursue claims on behalf of its shareholders because of the system of share registration and custody, and because certain Eastern European banking institutions and registrars are not guaranteed by their respective governments; and

∎	Risks in connection with Eastern European countries’ dependence on the economic health of Western European countries and the EU as a whole.
Other risks related to investing in securities of issuers located or operating in Eastern Europe include: the potential absence of legal structures governing private and foreign investments and private property; the possibility of the loss of all or a substantial portion of the Fund’s assets invested in issuers located or operating in Eastern Europe as a result of expropriation; and certain national policies which may restrict the Fund’s investment opportunities, including, without limitation, restrictions on investing in issuers or industries deemed sensitive to relevant national interests. In addition, Eastern European securities markets are particularly sensitive to social, political, economic, and currency events that involve Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency or its neighbors.
Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (e.g., cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, sanctions, tariffs or cyberattacks on Russian entities or individuals could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. How long such military action and related events will last cannot be predicted. These and any related events could have significant impact on Fund performance and the value of an investment in the Fund.
The section entitled “Risk of Investing in Eastern Europe” in the SAI for each Fund is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Eastern Europe. Investing in the securities of issuers located or operating in Eastern Europe is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Certain Eastern European countries have high public debt levels, significant underground economies, high unemployment and emigration of skilled workers. Such countries generally have a history of political instability, limited infrastructure and an inefficient public sector prone to endemic corruption. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. In the past, some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled.
Many Eastern European countries continue to move toward market economies at different paces with different characteristics. Many Eastern European securities markets are generally underdeveloped with low, irregular trading volumes, dubious investor protections, and often a dearth of reliable corporate information. Eastern European securities markets are generally subject to less government supervision and regulation and may be less liquid and more volatile than securities markets in the U.S. or Western European countries. Legal institutions governing private and foreign investments and private property may be relatively nascent, inefficient, and unevenly enforced or inequitably enforced. Certain Eastern European governments may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in such countries, which could have a negative impact on a Fund’s investments. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor.
Eastern European economies may also be particularly susceptible to changes in the international credit markets due to their reliance on bank related inflows of capital. Changes to the economies of countries with substantial foreign direct investment in certain Eastern European countries may negatively affect the region’s economy. The economy of certain Eastern European countries may be adversely affected by global prices for manufactured goods or commodity price declines to the extent that a country relies on the export of such products.
Geopolitical events, including war, and other instability in certain Eastern European countries may cause uncertainty in the region’s financial markets and adversely affect the performance of the issuers to which a Fund has exposure. These markets may be particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Russia has historically asserted its influence in the region using diplomatic, informational, military, and economic (DIME) instruments of national power, as it did with Georgia in the summer of 2008 and Ukraine beginning in 2014, and most recently on February 24, 2022.
Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (e.g., cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, sanctions, tariffs or cyberattacks on Russian entities or individuals could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. How long such military action and related events will last cannot be predicted. These and any related events could have significant impact on Fund performance and the value of an investment in the Fund.
The section entitled “European Economic Risk” in the Prospectus for each Fund, as applicable, is hereby deleted in its entirety and replaced with the following:
European Economic Risk. The Economic and Monetary Union (the “eurozone”) of the European Union (the “EU”) requires compliance by member states that are members of the eurozone with restrictions on inflation rates, deficits, interest rates and debt levels, as well as fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the eurozone. Additionally, European countries outside of the eurozone may present economic risks that are independent of the indirect effects that eurozone policies have on them. In particular, the United Kingdom’s (the “U.K.”) economy may be affected by global economic, industrial and financial shifts. Changes in imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of eurozone countries), the default or threat of default by an EU member state on its sovereign debt and/or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.
Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The U.K. left the EU (“Brexit”) on January 31, 2020. The U.K. and EU have reached an agreement on the terms of their future trading relationship effective January 1, 2021, which principally relates to the trading of goods rather than services, including financial services. Further discussions are to be held between the U.K. and the EU in relation to matters not covered by the trade agreement, such as financial services. The Fund faces risks associated with the potential uncertainty and consequences that may follow Brexit, including with respect to volatility in exchange rates and interest rates. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets. Brexit has also led to legal uncertainty and could lead to politically divergent national laws and regulations as a new relationship between the U.K. and EU is defined and the U.K. determines which EU laws to replace or replicate. Any of these effects of Brexit could adversely affect any of the companies to which the Fund has exposure and any other assets in which the Fund invests. The political, economic and legal consequences of Brexit are not yet fully known. In the short term, financial markets may experience heightened volatility, particularly those in the U.K. and Europe, but possibly worldwide. The U.K. and Europe may be less stable than they have been in recent years, and investments in the U.K. and the EU may be difficult to value or subject to greater or more frequent volatility. In the longer term, there is likely to be a period of significant political, regulatory and commercial uncertainty as the U.K. continues to negotiate the terms of its future trading relationships.
Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, as well as governmental or other responses to such movements, may also create instability and uncertainty in the region. In addition, the national politics of countries in the EU have been unpredictable and subject to influence by disruptive political groups and ideologies. The governments of EU countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe or war in the region could also impact financial markets. The impact of these events is not clear but could be significant and far‑reaching and could adversely affect the value and liquidity of the Fund’s investments.
Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions including declines in its stock markets and the value of the ruble against the U.S. dollar, in the region are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on Russian entities or individuals, including politicians, could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. How long such military action and related events will last cannot be predicted. These and any related events could have significant impact on Fund performance and the value of an investment in the Fund.
The section entitled “Risk of Investing in Europe” in the SAI for each Fund, as applicable, is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Europe. Investing in European countries may expose a Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. A Fund makes investments in securities of issuers that are domiciled in, have significant operations in, or that are listed on at least one securities exchange within member states of the European Union (the “EU”). A number of countries within the EU are also members of the Economic and Monetary Union (the “eurozone”) and have adopted the euro as their currency. Eurozone membership requires member states to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Changes in import or export tariffs, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro and other currencies of certain EU countries which are not in the eurozone, the default or threat of default by an EU member state on its sovereign debt, and/or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners. Although certain European countries are not in the eurozone, many of these countries are obliged to meet the criteria for joining the eurozone.
Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. In order to prevent further economic deterioration, certain countries, without prior warning, can institute “capital controls.” Countries may use these controls to restrict volatile movements of capital entering and exiting their country. Such controls may negatively affect a Fund’s investments. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above. In addition, the credit ratings of certain European countries were downgraded in the past. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the euro and non‑EU member states. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far‑reaching and could adversely impact the value of a Fund’s investments in the region.

The United Kingdom (the “U.K.”) left the EU (“Brexit”) on January 31, 2020. The U.K. and EU reached an agreement on the terms of their future trading relationship effective January 1, 2021, which principally relates to the trading of goods rather than services, including financial services. Further discussions are to be held between the U.K. and the EU in relation to matters not covered by the trade agreement, such as financial services. A Fund faces risks associated with the potential uncertainty and consequences that may follow Brexit, including with respect to volatility in exchange rates and interest rates. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets. Brexit has also led to legal uncertainty and could lead to politically divergent national laws and regulations as a new relationship between the U.K. and EU is defined and the U.K. determines which EU laws to replace or replicate. Any of these effects of Brexit could adversely affect any of the companies to which a Fund has exposure and any other assets in which a Fund invests. The political, economic and legal consequences of Brexit are not yet fully known. In the short term, financial markets may experience heightened volatility, particularly those in the U.K. and Europe, but possibly worldwide. The U.K. and Europe may be less stable than they have been in recent years, and investments in the U.K. and the EU may be difficult to value, or subject to greater or more frequent volatility. In the longer term, there is likely to be a period of significant political, regulatory and commercial uncertainty as the U.K. continues to negotiate the terms of its future trading relationships.
Certain European countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect European issuers that rely on the U.S. for trade. Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, as well as governmental or other responses to such movements, may also create instability and uncertainty in the region. In addition, the national politics of countries in the EU have been unpredictable and subject to influence by disruptive political groups and ideologies. The governments of EU countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe or war in the region also could impact financial markets. The impact of these events is not clear but could be significant and far‑reaching and could adversely affect the value and liquidity of a Fund’s investments.

Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, in the region are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on Russian entities or individuals, including politicians could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. How long such military action and related events will last cannot be predicted. These and any related events could have significant impact on Fund performance and the value of an investment in the Fund.
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